Investments and Fair Value of Financial Instruments - Schedule of Fair Value, Assets Measured on Recurring Basis (Details) (10-K) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Balance beginning	$ 3,470	$ 7,840	$ 26,401
Unrealized loss	(1,739)	(4,370)	(18,561)
Balance ending	$ 1,731	$ 3,470	$ 7,840